RELATED PARTY TRANSACTIONS (Details)						1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 16, 2018	Jun. 27, 2017 CNY (¥)	Jun. 07, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)	Mar. 29, 2016 CNY (¥)	Jun. 30, 2018 CNY (¥)	May 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Jul. 31, 2018 CNY (¥)
Jack Huang | Commercial Loan Facility (the "Facility")
RELATED PARTY TRANSACTIONS
Term of commercial loan facility						3 years
Maximum borrowing capacity						¥ 15,000,000
ATA Testing | Commercial Loan Facility (the "Facility")
RELATED PARTY TRANSACTIONS
Pledge agreement period						3 years
Interest rate (as a percent)						6.525%
Drawdowns											¥ 15,000,000
Interest expenses									¥ 249,683
Entities controlled by Chairman, Chief Executive Officer and certain management members | Disposal of ATA Online to entities controlled by Management
RELATED PARTY TRANSACTIONS
Equity interest transferred (in percent)	67.5
ATA Learning and Zhongxiao Zhixing | Equity interest of ATA Online transferred from nominee shareholders
RELATED PARTY TRANSACTIONS
Consideration for sale of equity interest							¥ 10,000,000
Consideration transferred by General Counsel to CEO					¥ 1,000,000
ATA Learning and Zhongxiao Zhixing | Equity interest of ATA Online transferred from nominee shareholders | Mr. Kevin Xiaofeng Ma
RELATED PARTY TRANSACTIONS
Cash received			¥ 10,000,000
Master Mind | Sublease of Jianwai SOHO office
RELATED PARTY TRANSACTIONS
Total sublease income								¥ 207,346	¥ 0	¥ 650,478
Director of ATA Learning and Puhua Technology | Acquisition of Puhua Technology by ATA Online
RELATED PARTY TRANSACTIONS
Percentage of equity interest				60.00%
Cash consideration paid				¥ 2,000,000
Executive Partner of Tianjin Zhishang is the CEO and director of ATA Online | Disposal of equity interest in ZhiShang to Tianjin Zhishang by ATA Online
RELATED PARTY TRANSACTIONS
Equity interest to be sold (as a percent)		15.00%
Consideration of disposal		¥ 1,253,550